Subsequent Events (Details) - Subsequent Event [Member]	Feb. 25, 2026 USD ($)	Jan. 09, 2026 CNY (¥)	Mar. 05, 2026
Subsequent Events [Line Items]
borrowings (in Yuan Renminbi) | ¥		¥ 10,000,000
annual interest rate		3.90%
Capital contribution (in Dollars) | $	$ 2,000,000
Mudanjiang Chuangxiang Health Management Co., Ltd. (“Mudanjiang Chuangxiang”) [Member]
Subsequent Events [Line Items]
Ownership interest			100.00%